DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized gain (loss) on forward contracts, net	$ 2,909	$ (208)
Outstanding hedge transactions	31,470		$ 30,354
Derivative, Gain (Loss) on Derivative, Net	96	18
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	1,871	375
Gain or loss on the derivative instruments, other comprehensive loss to research and development expenses	218	46
Gain or loss on the derivative instruments, other comprehensive loss to sales and marketing expenses	122	(24)
Gain Or Loss On The Derivative Instruments, Other Comprehensive Loss To Operating Expenses	446	(90)
Gain or loss on the derivative instruments, other comprehensive loss to general and administrative expenses	106	(20)
Non-designated hedge transactions	$ 12,112	$ 12,588